NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the Company and its wholly-owned subsidiaries. The functional currencies of the Company and its subsidiaries are the currencies of the primary economic environments in which they operate, principally the Chinese Renminbi (“RMB”) and Hong Kong dollar (“HKD”). The Company’s reporting currency is the United States dollar (“USD”). All significant inter-company accounts and transactions have been eliminated in consolidation. The consolidated financial statements include all adjustments that, in the opinion of management, are necessary to make the financial statements not misleading.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires Management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Management bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained, and as the Company’s operating environment changes. Significant estimates and assumptions by Management include, among others, revenue recognition, valuation of inventory, the determination of allowances for credit losses of financial assets, including other receivables and prepayments, as applicable. While Management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Concentrations of Business and Credit Risks

Concentrations of Business and Credit Risks

Substantially all of the Company’s operations are located in the PRC. There can be no assurance that the Company will be able to successfully continue to manufacture its products and failure to do so would have a material adverse effect on the Company’s financial position, results of operations and cash flows. Moreover, the success of the Company’s operations is subject to numerous contingencies, some of which are beyond management’s control. These contingencies include, but are not limited to, general economic conditions, prices of raw materials, competition, governmental and political conditions, and changes in regulations. Since the Company’s operations are primarily conducted in the PRC, the Company is subject to various additional political, economic and other uncertainties. Among other risks, the Company’s operations will be subject to the risks of restrictions on transfer of funds, customs regulations, changing taxation policies, foreign exchange restrictions, and political and governmental regulations. The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between United States dollars (“USD”) and the Chinese currency Renminbi (“RMB”).

Statements of Cash Flows

Statements of Cash Flows

The Company prepares its consolidated statements of cash flows in accordance with FASB ASC Topic 230, Statement of Cash Flows. The statements of cash flows present the cash effects during periods of the Company’s operating, investing and financing activities and reconcile net income (loss) to net cash provided by (used in) operating activities. Cash flows from the Company’s operations are calculated based upon the functional currencies and translated to the reporting currency using an average foreign exchange rate for the reporting period. As a result, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily be the same as the corresponding balances on the consolidated balance sheets. For purposes of the consolidated statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The consolidated statements of cash flows explain the change during the period in the total of cash, cash equivalents and restricted cash. Transfers between cash, cash equivalents and restricted cash are not presented as operating, investing or financing activities in the consolidated statements of cash flows.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets to the total amounts presented in the consolidated statements of cash flows.

	As of June 30, 2026	As of December 31, 2025
Cash	$130,337	$49,864
Cash equivalents	-	-
Restricted cash	15,603	-
Total cash, cash equivalents and restricted cash shown in the consolidated statements of the cash flows	$145,940	$49,864

Cash

Cash

Cash consists primarily of cash on hand and cash in banks which is readily available in checking and savings accounts with financial institutions. The Company maintains cash with various financial institutions in the PRC. Deposits with qualifying PRC banking institutions are generally covered by the PRC deposit insurance system up to the applicable statutory limit. Cash balances in excess of the insured limit are subject to credit risk. The Company has not experienced any losses from funds held in bank accounts and monitors the credit quality of the financial institutions with which it maintains its deposits.

Restricted Cash

Amounts included in restricted cash represent cash that is temporarily unavailable for the Company’s use due to restrictions imposed by a financial institution pending the completion of account closure and fund remittance procedures. As of June 30, 2026, restricted cash of $15,603 represented the remaining balance in the Company’s bank account with Hang Seng Bank Limited following the closure of the account on May 26, 2026. The funds remained subject to the bank’s account settlement and remittance procedures as of June 30, 2026. Upon completion of those procedures, the funds were transferred to the Company’s newly opened bank account with Oversea-Chinese Banking Corporation Limited on July 6, 2026.

Advances to Suppliers

Advances to Suppliers

The Company periodically makes advance payments to certain vendors for purchases of raw materials or to service providers for services to be rendered and records these payments as advances to suppliers. As of June 30, 2026 and December 31, 2025, advances to suppliers amounted to $21,461 and $507,725, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. The Company uses the weighted average cost method of accounting for inventories. The Company regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine whether valuation allowance is required. As of June 30, 2026 and December 31, 2025, the Company reported inventories of $0 and $8,747 without inventory valuation allowance.

Leases

Leases

The Company leases office space from third parties. In accordance with FASB ASC Topic 842, the Company recognizes a right-of-use asset and a corresponding lease liability at the commencement date of the lease contract and recognizes in profit or loss the lease cost or expense during the lease term, except for leases that qualify for the short-term lease exemption. The Company has elected not to recognize right-of-use assets and lease liabilities for leases with an initial term of 12 months or less and no purchase option that the Company is reasonably certain to exercise. Lease payments for such short-term leases are recognized as lease expense on a straight-line basis over the lease term.

Lease liabilities are measured at the present value of lease payments over the lease term using the rate implicit in the lease, if readily determinable. If the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate. Renewal options are included in the lease term when the Company is reasonably certain to exercise such options. Variable lease payments that are not included in the measurement of lease liabilities are recognized as expense in the period in which the obligation for those payments is incurred.

Variable lease payments include payments to lessors for taxes, maintenance, insurance and other operating costs as well as payments that are adjusted based on an index or rate. The Company’s lease agreements do not contain any significant residual value guarantees or restrictive covenants.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) Topic 606, Revenues from Contract with Customers (“ASC 606”) for all periods presented. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled in exchange for those goods or services, net of value-added tax. The Company determines revenue recognition through the following steps:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

The transaction price is allocated to each performance obligation based on the relative standalone selling prices of the goods or services underlying each performance obligation. The transaction price allocated to each performance obligation is recognized when the Company satisfies that performance obligation by transferring control of the promised goods or services to the customer, which may occur at a point in time or over time, as appropriate.

For the six months ended June 30, 2026 and 2025, the Company’s revenues were primarily derived from the sale of intelligent graphene moxibustion devices in the People’s Republic of China (“PRC”). Revenue from the sale of these products is recognized at a point in time when control of the products is transferred to the customer, which generally occurs upon physical delivery of the products to and acceptance by the customer. The Company’s sales during these periods were primarily made to customers located in the PRC.

The Company’s revenues are net of value added tax (“VAT”) collected on behalf of PRC tax authorities in respect to the sales of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the accompanying consolidated balance sheets until it is paid to the relevant PRC tax authorities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with FASB ASC Topic 820, Fair Value Measurement (“ASC 820”), which provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

The basic earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the weighted average number of common shares during the period. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. For the six months ended June 30, 2026 and 2025, the Company had no potential dilutive common stock equivalents outstanding.

Income Taxes

Income Taxes

The Company and its subsidiaries are subject to income taxes in the jurisdictions in which they are organized or operate. The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes (ASC 740), which is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

According to ASC 740, the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be derecognized in the first subsequent financial reporting period in which the threshold is no longer met. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition.

Translation of Foreign Currencies

Translation of Foreign Currencies

For subsidiaries where the functional currencies are other than the U.S. dollar, the Company uses the period-end exchange rates to translate assets and liabilities, the average monthly exchange rates to translate revenue and expenses, and historical exchange rates to translate shareholders’ equity, into U.S. dollars. The Company records translation gains and losses in accumulated other comprehensive income (loss) as a component of shareholders’ equity in the consolidated balance sheets.

	June 30,
	2026	2025
Period-end RMB per USD exchange rate	6.8109	7.1636
Average RMB per USD exchange rate	6.8932	7.2526

December 31, 2025
Period-end RMB per USD exchange rate	6.9937
Average yearly RMB per USD exchange rate	7.1862

	June 30,
	2026	2025
Period-end HKD per USD exchange rate	7.8420	7.8499
Average HKD per USD exchange rate	7.8243	7.7924

December 31, 2025
Period-end HKD per USD exchange rate	7.7832
Average yearly HKD per USD exchange rate	7.7959

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

For the six months ended June 30, 2026 and 2025 foreign currency translation adjustments of $(1,992) and $320 respectively, were reported as other comprehensive income (loss) in the consolidated financial statements.

Other Comprehensive Income

Other Comprehensive Income

Other comprehensive income is defined as the change in equity during the period from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners. Other comprehensive income is not included in the computation of income tax expense or benefit. Accumulated other comprehensive income represents the accumulated balance of foreign currency translation adjustments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances the disclosures required for segments, primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included in each reported measure of segment profit or loss. The Company adopted ASU 2023-07. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued a new standard, ASU 2023-09, to improve income tax disclosures. The guidance requires disclosure of disaggregated income taxes paid, prescribes standardized categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The Company adopted ASU 2023-09. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements, as the amendments primarily relate to disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosures about certain expenses included in commonly presented expense captions on the statement of income. In January 2025, the FASB issued ASU 2025-01 to clarify the interim effective date of ASU 2024-03. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statement disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The amendments are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2025. The Company adopted ASU 2025-05 effective January 1, 2026. The adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the applicability of interim reporting guidance, consolidates interim disclosure requirements, and establishes a disclosure principle for material events and changes occurring since the end of the most recent annual reporting period. The amendments are effective for public business entities for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of the amendments on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which makes clarifications, technical corrections and other incremental improvements to various Topics in the FASB Accounting Standards Codification. The amendments are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the amendments on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.